Schedule of stock options outstanding and exercisable (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	78,462
Exercise Price	$ 44.03
Weighted Averages Remaining Contractual Life	1 year 29 days
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	62,137	62,137	112,493	124,653
Number Of Options Exercisable	62,137
Exercise Price	$ 19.50
Weighted Averages Remaining Contractual Life	2 years 2 months 19 days
Stock Options [Member] | July 17, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	19,231
Number Of Options Exercisable	19,231
Exercise Price	$ 19.50
Weighted Averages Remaining Contractual Life	1 year 14 days
Stock Options [Member] | November 18, 2026 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	7,521
Number Of Options Exercisable	7,521
Exercise Price	$ 19.50
Weighted Averages Remaining Contractual Life	1 year 4 months 17 days
Stock Options [Member] | January 30, 2028 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	23,077
Number Of Options Exercisable	23,077
Exercise Price	$ 19.50
Weighted Averages Remaining Contractual Life	2 years 6 months 29 days
Stock Options [Member] | May 24, 2029 [Member]
IfrsStatementLineItems [Line Items]
Number Of Options Outstanding	12,308
Number Of Options Exercisable	12,308
Exercise Price	$ 19.50
Weighted Averages Remaining Contractual Life	3 years 10 months 24 days